Annual Fund Operating Expenses - Ariel Global Fund	Feb. 01, 2021
Investor Class
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.41%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	1.47%	[1]
Less fee waiver or expense reimbursement	(0.33%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.14%	[2]
Institutional Class
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	1.02%	[1]
Less fee waiver or expense reimbursement	(0.13%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.89%	[2]

[1]

The total annual fund operating expenses do not correlate to the “Ratio of expenses to average net assets, including waivers” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of Ariel Global Fund but does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by Ariel Global Fund as a result of its investments in shares of one or more underlying funds (including business development companies (“BDCs”) and exchange traded funds (“ETFs”)).

[2]

Ariel Investments, LLC (“Ariel” or the “Adviser”) is contractually obligated to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit Ariel Global Fund’s total annual fund operating expenses to 1.13% of net assets for the Investor Class and 0.88% of net assets for the Institutional Class (the “expense caps”) through the end of the fiscal year ending September 30, 2022. If the Fund incurs expenses excluded from the reimbursement agreement, the net annual fund operating expenses could exceed the expense caps. No termination of this agreement by either the Fund’s Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2022.